Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Coal	$ 60.4	$ 48.8
Coke	2.0	4.6
Material, supplies, and other	28.0	27.6
Total Inventories	$ 90.4	$ 81.0